Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2019		2018		2017
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	7,527,364	Ps.	7,383,540	Ps.	5,930,238
Programming production and transmission rights (b)		485,157		960,052		1,102,470
Telecom services (c)		71,979		17,951		—
Administrative services (d)		20,598		34,653		86,649
Advertising (e)		151,296		44,625		58,637
Interest income (f)		83,625		84,987		80,397
	Ps.	8,340,019	Ps.	8,525,808	Ps.	7,258,391
Costs and expenses:
Donations	Ps.	26,285	Ps.	32,111	Ps.	143,470
Administrative services (d)		24,899		20,403		15,816
Technical services (g)		465,250		138,262		67,752
Programming production, transmission rights and telecom (h)		666,312		1,298,197		490,698
	Ps.	1,182,746	Ps.	1,488,973	Ps.	717,736
(a)

The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 and ends 7.5 after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$32.3 million (Ps.625,410), U.S.$46.6 million (Ps.891,990) and U.S.$44.8 million (Ps.849,557), for the fiscal years 2019, 2018 and 2017, respectively, to be provided by Univision, at no cost, for the promotion of certain Group businesses. This advertising does not have commercial substance for the Group, as it is related to activities that are considered ancillary to Group’s normal operations in the United States (see Notes 3, 9 and 10).

(b)	Services rendered to Univision in 2019, 2018 and 2017, and to Televisa CJ Grand in 2017.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2019, 2018 and 2017, and Univision in 2018.
(d)

The Group receives revenue from and is charged by affiliates for various services, such as: equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.

(e)	Advertising services rendered to OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2019, 2018 and 2017, and Televisa CJ Grand in 2017.
(f)	Includes mainly interest income from GTAC.
(g)	In 2019, 2018 and 2017, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)

Paid mainly to Univision and GTAC in 2019, 2018 and 2017. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision’s content in Mexico for the same term as that of the PLA (see Notes 3, 9 and 10). It also includes payments by telecom services to GTAC in 2019, 2018 and 2017. In 2018 includes payments by transmission rights to AT&T.

Summary of balances of receivables and payables between the Group and related parties

	2019		2018
Current receivables:
UHI, including Univision (1)	Ps.	748,844	Ps.	954,754
OCEN		3,968		35,590
Editorial Clío		2,933		6,399
Other		58,682		81,584
	Ps.	814,427	Ps.	1,078,327
Current payables:
UHI, including Univision (1)	Ps.	594,254	Ps.	614,388
AT&T		25,447		70,187
Other		24,550		29,875
	Ps.	644,251	Ps.	714,450
(1)

As of December 31, 2019 and 2018, the Group recognized a provision in the amount of  Ps.594,254 and Ps.614,388, respectively, associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In March 2018, UHI announced that it has determined not to utilize the registration statement initially filed on July 2, 2015 for an initial public offering in the United States. Since the existing obligations contemplate other scenarios under which payment may be required, and such scenarios remain probable, the Company has maintained this payment reserved. As of December 31, 2019 and 2018, receivables from UHI related primarily to the PLA amounted to Ps.748,844 and Ps.954,754, respectively.